Investment Objectives and Goals - Applied Finance Valuation Large Cap ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Applied Finance Valuation Large Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Applied Finance Valuation Large Cap ETF (the “Fund”) seeks long-term capital appreciation.